Schedule of share-based compensation expenses (Details) - Share-Based Payment Arrangement [Member] - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	$ 18,843	$ 4,508
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	18,843	3,526
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses		258
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses		$ 724